Financing Arrangements (Tables)	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Financing Arrangements (Tables) [Line Items]
Schedule of Financing Arrangement

Financing arrangements on the consolidated balance sheets consists of:

	May 31, 2023	May 31, 2022
Revolving Credit Facility	$8,050,227	$38,141,451
Term Debt	4,000,000
Notes Payable	—	608,333
	12,050,227	38,749,784
Less: Current portion	8,050,227	38,749,784
	$4,000,000	$—